Share Based Compensaton (TSR) (Details 5)	12 Months Ended
Dec. 31, 2016
Long Term Incentive 2015 Plan [Member]
Total Shareholder Retun [Line Items]
Volatility of common stock	40.10%
Average correlation coefficient of peer companies	0.454
Risk-free interest rate	1.02%
Long Term Incentive 2015 Plan [Member] | Peer Companies [Member]
Total Shareholder Retun [Line Items]
Volatility of common stock	46.50%
Long Term Incentive 2014 Plan [Member]
Total Shareholder Retun [Line Items]
Volatility of common stock	39.00%
Risk-free interest rate	0.66%